INTANGIBLE ASSETS - Changes in intangible assets by type (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
INTANGIBLE ASSETS
Balance at beginning of the year	R$ 622,578	R$ 673,262	R$ 836,096
Foreign exchange effect	30,889	127,770	19,195
Acquisition	166,310	154,250	100,313
Amortization	(310,017)	(332,704)	(282,342)
Balance at end of the year	509,760	622,578	673,262
Supplier relationships
INTANGIBLE ASSETS
Balance at beginning of the year	16,778	21,415	26,719
Amortization	(4,055)	(4,637)	(5,304)
Balance at end of the year	12,723	16,778	21,415
Software development
INTANGIBLE ASSETS
Balance at beginning of the year	373,869	364,812	415,640
Foreign exchange effect	17,609	42,890	6,137
Acquisition	166,310	154,250	100,313
Amortization	(177,674)	(188,083)	(157,278)
Balance at end of the year	R$ 380,114	373,869	364,812
Estimated useful lives	5 years
Customers contracts and relationships
INTANGIBLE ASSETS
Balance at beginning of the year	R$ 230,704	283,423	387,299
Foreign exchange effect	13,247	83,806	12,586
Amortization	(127,028)	(136,525)	(116,462)
Balance at end of the year	116,923	230,704	283,423
Other intangible assets
INTANGIBLE ASSETS
Balance at beginning of the year	1,227	3,612	6,438
Foreign exchange effect	33	1,074	472
Amortization	R$ (1,260)	(3,459)	(3,298)
Balance at end of the year		R$ 1,227	R$ 3,612
Estimated useful lives	5 years
Minimum | Supplier relationships
INTANGIBLE ASSETS
Estimated useful lives	5 years
Minimum | Customers contracts and relationships
INTANGIBLE ASSETS
Estimated useful lives	5 years
Maximum | Supplier relationships
INTANGIBLE ASSETS
Estimated useful lives	20 years
Maximum | Customers contracts and relationships
INTANGIBLE ASSETS
Estimated useful lives	20 years